Contingent Liabilities and Financial Commitments - Engle Class Action and Engle Progeny Cases (Florida) - Additional Information (Details) $ in Millions	1 Months Ended					12 Months Ended						36 Months Ended
	Sep. 30, 2013 State	Jul. 31, 2000 GBP (£) Representative	Jul. 31, 2000 USD ($) Representative	Nov. 30, 1998 GBP (£)	Nov. 30, 1998 USD ($)	Dec. 31, 2020 GBP (£) Case	Dec. 31, 2020 USD ($) Case	Dec. 31, 2020 CAD ($) Case	Dec. 31, 2015 GBP (£) Case	Dec. 31, 2015 USD ($) Case	Dec. 31, 2006 Representative	Dec. 31, 2020 Case	Dec. 31, 2019 Case
Disclosure Of Commitments And Contingencies [Line Items]
Trust Fund				£ 3,800,000,000	$ 5,200,000,000
Number of states bot diligently enforced qualifying statuses | State	6
Settlement expenses						£ 5,300,000		$ 9.2
RAI
Disclosure Of Commitments And Contingencies [Line Items]
Amount paid for attorneys fees and statutory interest						£ 50,621	$ 69,200
Number of cases for attorneys fees and statutory interest						1	1	1				1
Lorillard Tobacco
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses						£ 22,900,000	$ 31,300,000
Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of paid judgements cases						8	8	8
Payment for compensatory and punitive damages						£ 53,900,000	$ 73,700,000
Litigation settlement amount									£ 73,200,000	$ 100,000,000
Number of cases covered by settlement									400	400
Number of cases not covered by settlement									12	12
Number of cases not covered by settlement, filed by different lawyer									2	2
Total number of cases						1,400	1,400	1,400				1,400	1,773
Number of plaintiffs						1,725	1,725	1,725
Number of cases						7	7	7
Engle Progeny Cases | R J Reynolds Tobacco Company
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount									£ 31,100,000	$ 42,500,000
Engle Progeny Cases | PM USA
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount									31,100,000	42,500,000
Engle Progeny Cases | Lorillard Tobacco
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount									£ 10,900,000	$ 15,000,000
Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses		£ 106,000,000,000	$ 145,000,000,000
Loss contingency amount of overall damages comprising compensatory damages		£ 9,500,000	$ 13,000,000
Number of representative in Engle class action awarded | Representative		3	3
Phase II | R J Reynolds Tobacco Company
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses		£ 26,600,000,000	$ 36,300,000,000
Phase II | Brown and Williamson Holdings Inc
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses		12,900,000,000	17,600,000,000
Phase II | Lorillard Inc
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses		£ 11,900,000,000	$ 16,300,000,000
Engle Class Action And Engle Progeny Cases Florida
Disclosure Of Commitments And Contingencies [Line Items]
Number of representative in Engle class action awarded | Representative											3
Number of representatives allowed by judgment to stand aside punitive damages award | Representative											2
Members permitted to file description						Putative Engle class members were permitted to file individual lawsuits, deemed ‘Engle progeny cases’, against the Engle defendants, within one year of the Supreme Court’s decision (subsequently extended to 11 January 2008).	Putative Engle class members were permitted to file individual lawsuits, deemed ‘Engle progeny cases’, against the Engle defendants, within one year of the Supreme Court’s decision (subsequently extended to 11 January 2008).	Putative Engle class members were permitted to file individual lawsuits, deemed ‘Engle progeny cases’, against the Engle defendants, within one year of the Supreme Court’s decision (subsequently extended to 11 January 2008).
Period of permission to file individual lawsuits						1 year	1 year	1 year
Individual lawsuits extended date						Jan. 11, 2008	Jan. 11, 2008	Jan. 11, 2008
Florida | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total bond cap						£ 146,300,000	$ 200,000,000
Number of cases tried												71